Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 70.1%	Shares	Value
Communication Services - 7.2%
Alphabet, Inc. - Class C	9,112	$3,084,685

Consumer Discretionary - 3.9%
Lowe's Companies, Inc.	2,122	566,701
O'Reilly Automotive, Inc. (a)	7,176	706,190
Starbucks Corp.	4,481	412,028
		1,684,919

Consumer Staples - 4.9%
Altria Group, Inc.	13,022	807,234
Church & Dwight Co., Inc.	6,909	664,991
Nestlé S.A. - ADR	6,677	634,716
		2,106,941

Energy - 1.8%
Chevron Corp.	4,324	764,916

Financials - 19.0% (b)
Berkshire Hathaway, Inc. - Class B (a)	3,923	1,885,119
Blackrock, Inc.	1,100	1,230,834
Chubb Ltd.	3,753	1,161,779
Equitable Holdings, Inc.	16,103	747,179
Progressive Corp.	5,625	1,170,000
The Charles Schwab Corp.	7,493	778,673
Visa, Inc. - Class A	3,674	1,182,403
		8,155,987

Health Care - 1.8%
Johnson & Johnson	3,429	779,240

Industrials - 10.6%
FedEx Corp.	2,942	948,059
Norfolk Southern Corp.	5,277	1,536,873
Old Dominion Freight Line, Inc.	4,769	825,991
Republic Services, Inc.	5,751	1,236,983
		4,547,906

Information Technology - 11.5%
Apple, Inc.	7,345	1,905,881
Entegris, Inc.	7,870	929,211
TE Connectivity PLC	5,050	1,125,039
Texas Instruments, Inc.	4,462	961,784
		4,921,915

Materials - 7.4%
Air Products and Chemicals, Inc.	4,232	1,153,220
Martin Marietta Materials, Inc.	1,544	1,006,611
NewMarket Corp.	1,495	1,002,831
		3,162,662

Utilities - 2.0%
Dominion Energy, Inc.	14,515	873,368
TOTAL COMMON STOCKS (Cost $15,269,170)		30,082,539

CORPORATE BONDS - 14.3%	Par	Value
Communication Services - 0.9%
Comcast Corp., 4.65%, 02/15/2033	250,000	250,070
T-Mobile USA, Inc., 3.88%, 04/15/2030	150,000	147,455
		397,525

Consumer Discretionary - 1.3%
General Motors Financial Co., Inc., 5.80%, 01/07/2029	150,000	156,445
Lowe's Companies, Inc., 2.63%, 04/01/2031	325,000	299,015
Marriott International, Inc., 5.00%, 10/15/2027	100,000	101,611
		557,071

Consumer Staples - 0.2%
Molson Coors Beverage Co., 3.00%, 07/15/2026	100,000	99,621

Energy - 1.1%
Enterprise Products Operating LLC, 4.30%, 06/20/2028	100,000	100,894
Kinder Morgan, Inc., 5.85%, 06/01/2035	140,000	148,308
The Williams Companies, Inc., 2.60%, 03/15/2031	225,000	205,953
		455,155

Financials - 6.4% (b)
Bank of America Corp., 2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032	225,000	201,158
Capital One Financial Corp., 6.31% (SOFR + 2.64%), 06/08/2029	100,000	104,704
Charles Schwab Corp., 6.20% (SOFR + 1.88%), 11/17/2029	125,000	132,117
Citigroup, Inc., 4.08% to 04/23/2028 then 3 mo. Term SOFR + 1.45%, 04/23/2029	55,000	55,049
Citizens Financial Group, Inc., 5.25% to 03/05/2030 then SOFR + 1.26%, 03/05/2031	140,000	143,617
Fifth Third Bancorp, 4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	185,000	181,464
Goldman Sachs Group, Inc., 4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	300,000	300,804
Huntington Bancshares, Inc., 2.55%, 02/04/2030	200,000	186,667
JPMorgan Chase & Co., 2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	325,000	310,914
KeyCorp, 2.25%, 04/06/2027	100,000	97,995
Morgan Stanley, 2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032	250,000	221,894
Regions Financial Corp., 1.80%, 08/12/2028	325,000	307,956
State Street Corp., 4.82% to 01/26/2033 then SOFR + 1.57%, 01/26/2034	175,000	176,737
Wells Fargo & Co., 5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	300,000	311,496
		2,732,572

Health Care - 1.6%
CVS Health Corp., 5.70%, 06/01/2034	150,000	156,216
Edwards Lifesciences Corp., 4.30%, 06/15/2028	125,000	125,907
Elevance Health, Inc., 4.00%, 09/15/2028	100,000	99,995
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028	100,000	100,342
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	225,000	201,393
		683,853

Industrials - 1.5%
General Electric Co., 3.63%, 05/01/2030	380,000	369,467
Quanta Services, Inc., 4.30%, 08/09/2028	150,000	151,005
Timken Co., 6.88%, 05/08/2028	110,000	115,993
		636,465

Information Technology - 1.3%
Autodesk, Inc., 2.85%, 01/15/2030	125,000	118,678
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	75,000	77,225
Dell International LLC / EMC Corp., 4.75%, 04/01/2028	100,000	101,440
Oracle Corp., 2.95%, 04/01/2030	125,000	115,554
Roper Technologies, Inc., 4.25%, 09/15/2028	150,000	150,906
		563,803
TOTAL CORPORATE BONDS (Cost $6,243,286)		6,126,065

U.S. TREASURY NOTES - 13.1%	Par	Value
1.25%, 12/31/2026	625,000	612,213
0.63%, 03/31/2027	450,000	435,349
4.13%, 09/30/2027	175,000	176,682
3.88%, 10/15/2027	600,000	603,445
4.13%, 10/31/2027	250,000	252,490
4.38%, 11/30/2028	100,000	102,082
2.88%, 04/30/2029	250,000	244,263
3.63%, 08/31/2029	225,000	224,653
4.38%, 12/31/2029	275,000	281,671
2.75%, 08/15/2032	150,000	139,456
3.75%, 11/30/2032	200,000	196,969
3.50%, 02/15/2033	425,000	411,470
3.38%, 05/15/2033	200,000	191,570
4.50%, 11/15/2033	275,000	282,616
4.00%, 02/15/2034	350,000	347,382
3.88%, 08/15/2034	150,000	147,058
4.63%, 02/15/2035	275,000	284,034
4.25%, 05/15/2035	300,000	300,984
4.25%, 08/15/2035	175,000	175,396
4.00%, 11/15/2035	200,000	196,172
TOTAL U.S. TREASURY NOTES (Cost $5,611,371)		5,605,955

MORTGAGE-BACKED SECURITIES - 0.7%	Par	Value
Federal Agency Mortgage-Backed Obligations - 0.7%
Fannie Mae Pool
Pool 928831, 6.00%, 10/01/2037	47,989	50,247
Pool AB4300, 3.50%, 01/01/2042	110,441	105,764
Fannie Mae REMICS, MD Series 2013-52, Class MD, 1.25%, 06/25/2043	29,956	25,743
Fannie Mae REMICS, Y Series 2012-16, Class Y, 2.00%, 11/25/2041	25,632	23,567
Freddie Mac Gold Pool, Pool G02922, 5.50%, 04/01/2037	19,866	20,757
Freddie Mac REMICS, JD Series 4309, Class JD, 2.00%, 10/15/2043	18,949	17,921
Freddie Mac REMICS, DJ Series 4322, Class DJ, 3.00%, 05/15/2043	16,631	16,423
Freddie Mac REMICS, NH Series 3870, Class NH, 2.75%, 01/15/2041	2,522	2,499
Freddie Mac REMICS, ML Series 4146, Class ML, 1.50%, 10/15/2042	765	763
Government National Mortgage Association, BD Series 2013-24, Class BD, 1.75%, 02/16/2043	58,279	52,314
TOTAL MORTGAGE-BACKED SECURITIES (Cost $327,991)		315,998

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (c)	727,634	727,634
TOTAL MONEY MARKET FUNDS (Cost $727,634)		727,634

TOTAL INVESTMENTS - 99.9% (Cost $28,179,452)		42,858,191
Other Assets in Excess of Liabilities - 0.1%		62,923
TOTAL NET ASSETS - 100.0%		$42,921,114

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

The Fund follows its valuation policies and procedures in determining its net asset value ("NAV") and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

If market quotations are not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, such security will be valued at its fair value under the Fund’s established fair valuation procedures as implemented by Hennessy Advisors, Inc. (the “Advisor”), the Fund’s valuation designee. The Advisor, as the valuation designee, is subject to the oversight of the Board of Trustees of the Trust (the “Board”). There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Advisor will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Advisor, the Board’s valuation designee, pursuant to the Fund’s fair value pricing procedures, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when a shareholder is unable to purchase or redeem Fund shares.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund's securities as of January 31, 2026, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$3,084,685	$–	$–	$3,084,685
Consumer Discretionary	1,684,919	–	–	1,684,919
Consumer Staples	2,106,941	–	–	2,106,941
Energy	764,916	–	–	764,916
Financials	8,155,987	–	–	8,155,987
Health Care	779,240	–	–	779,240
Industrials	4,547,906	–	–	4,547,906
Information Technology	4,921,915	–	–	4,921,915
Materials	3,162,662	–	–	3,162,662
Utilities	873,368	–	–	873,368
Common Stocks - Total	30,082,539	–	–	30,082,539
Corporate Bonds:
Communication Services	$–	$397,525	$–	$397,525
Consumer Discretionary	–	557,071	–	557,071
Consumer Staples	–	99,621	–	99,621
Energy	–	455,155	–	455,155
Financials	–	2,732,572	–	2,732,572
Health Care	–	683,853	–	683,853
Industrials	–	636,465	–	636,465
Information Technology	–	563,803	–	563,803
Corporate Bonds - Total	–	6,126,065	–	6,126,065
U.S. Treasury Notes	–	5,605,955	–	5,605,955
Mortgage-Backed Securities:
Federal Agency Mortgage-Backed Obligations	$–	$315,998	$–	$315,998
Mortgage-Backed Securities - Total	–	315,998	–	315,998
Money Market Funds	727,634	–	–	727,634
Total Investments	$30,810,173	$12,048,018	$–	$42,858,191